Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2022
Related Parties (Details) [Line Items]
Service providers in amount	$ 174	$ 199
Research and development expenses	$ 1,422	$ 3,748
Chief Executive Officer [Member]
Related Parties (Details) [Line Items]
Amir weisberg term			11 years